Trade Accounts Payable - Schedule of Maturity Date Range (Details)	Dec. 31, 2025	Dec. 31, 2024
Bottom of Range [Member]
Schedule of Maturity Date Range [Line Items]
Trade Payables under Supplier Financing Agreement (days after the invoice date)	10 years	10 years
Comparable Trade Payables (days after the invoice date)	1 year	1 year
Top of Range [Member]
Schedule of Maturity Date Range [Line Items]
Trade Payables under Supplier Financing Agreement (days after the invoice date)	196 years	120 years
Comparable Trade Payables (days after the invoice date)	196 years	120 years